Right-Of-Use-Assets - Schedule of Total Future Lease Payments (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 3,422	$ 1,232
Less Than One Year [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 3,422	$ 1,232